Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Intangible assets under development	Total
Cost
Balance as at April 1, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Acquisitions through business combination (refer note 7)	10,433	4,858	287	558	1,089	—	—	17,225
Additions/Adjustment*	—	—	—	—	8,469	363	505	9,337
Disposals	—	—	—	—	(1,635)	(202)	—	(1,837)
Effect of movements in foreign exchange rates	(67,723)	(704)	(40)	(9,506)	(3,881)	(475)	(265)	(82,594)
Balance as at March 31, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Balance as at April 1, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Additions/Adjustment*	—	—	—	—	8,033	329	(234)	8,128
Disposals	—	—	—	—	(480)	(1,751)	—	(2,231)
Effect of movements in foreign exchange rates	18,219	200	17	2,551	1,176	134	81	22,378
Balance as at March 31, 2021	907,252	10,871	916	136,276	68,889	5,196	4,104	1,133,504
Accumulated amortization and impairment losses
Balance as at April 1, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Amortization for the year	—	1,533	63	13,129	9,207	403	—	24,335
Impairment for the year	272,160	—	—	—	—	—	—	272,160
Disposals	—	—	—	—	(1,515)	(205)	—	(1,720)
Effect of movements in foreign exchange rates	—	(154)	(12)	(2,739)	(2,298)	(423)	(132)	(5,758)
Balance as at March 31, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Balance as at April 1, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Amortization for the year	—	1,463	64	12,540	9,665	305	—	24,037
Disposals	—	—	—	—	(468)	(1,743)	—	(2,211)
Effect of movements in foreign exchange rates	5,593	69	12	949	756	118	35	7,532
Balance as at March 31, 2021	287,378	5,046	606	62,974	49,799	4,386	2,408	412,597
Carrying amounts
As at April 1, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at March 31, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990
As at April 1, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990
As at March 31, 2021	619,874	5,825	310	73,302	19,090	810	1,696	720,907

*

Represents addition of USD 7,741 (March 31, 2020: USD 8,488) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 7,975 (March 31, 2020: USD 7,983).

Summary of Goodwill Allocated to Acquired Subsidiaries Level

As at April 1, 2020, the goodwill was allocated to the following CGUs:

As at April 1,
Particulars	2020
ibibo Group - Go ibibo	447,712
ibibo Group - redBus	141,737
Other units without significant goodwill	17,799
Total	607,248

As a consequence of the goodwill re-allocation, the allocation of goodwill to the CGUs as at March 31, 2021 is as follows:

As at March 31,
Particulars	2021
Air ticketing	248,660
Hotels and Packages	225,027
ibibo Group – redBus	136,786
Other units without significant goodwill	9,401
Total	619,874

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	As at March 31, 2021
Particulars	Air ticketing	Hotels and packages
Discount rate (pre-tax)	19.4%	19.4%
Discount rate (post-tax)	16.0%	16.0%
Terminal value growth rate	4.5%	4.5%
Revenue growth rate	15.0% - 106.3%	19.0% - 118.2%
EBITDA margin (5 years)	6.6% - 18.2%	(7.1%) - 17.9%

ibibo Group - redBus [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2020	2021
Discount rate (pre-tax)	20.1%	18.9%
Discount rate (post-tax)	16.0%	16.0%
Terminal value growth rate	4.0%	4.0%
Revenue growth rate	(24.2)% - 48.6%	20.0% - 124.7%
EBITDA margin (5 years)	1.3% - 23.1%	9.8% - 21.9%

ibibo Group - Go ibibo [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value in use were as follows:

As at March 31
Particulars	2020
Discount rate (pre-tax)	17.4%
Discount rate (post-tax)	15.5%
Terminal value growth rate	4.5%
Revenue growth rate	(59.9)% - 147.1%
EBITDA margin (5 years)	(25.8)% - 30.4%